First Trust Europe AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Europe™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		56.05%	11.68%	10.04%
Nasdaq Developed Markets Europe™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		36.05%	9.90%	8.35%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			35.41%	10.30%	8.52%	6.70%
First Trust Europe AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			55.13%	10.91%	9.36%	7.16%
Performance Inception Date		Apr. 18, 2011
First Trust Europe AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			52.86%	9.26%	8.03%	5.97%
First Trust Europe AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			32.51%	7.74%	6.88%	5.18%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.